COMPANY'S OPERATIONS - Summary (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) item	Dec. 31, 2023
COMPANY'S OPERATIONS
Number of industrial units	16
Number of technology centers	7,000
Percentage of ownership interest in subsidiary	100.00%	100.00%
Issued capital, ordinary shares | R$	R$ 10,000,000
Controlling Shareholders
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	49.25%	46.97%
BRAZIL
COMPANY'S OPERATIONS
Number of technology centers	4,000
Number of distribution centers	28
BRAZIL | Fibria
COMPANY'S OPERATIONS
Number of ports	4
CANADA
COMPANY'S OPERATIONS
Number of technology centers	1,000
CHINA
COMPANY'S OPERATIONS
Number of technology centers	1,000
ISRAEL
COMPANY'S OPERATIONS
Number of technology centers	1,000
Suzano Industrial | State of Sao Paulo
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Industrial | BRAZIL
COMPANY'S OPERATIONS
Number of industrial units	14
Suzano Packaging LLC
COMPANY'S OPERATIONS
Percentage of ownership interest in subsidiary	100.00%
Suzano Packaging LLC | Waynesville
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Packaging LLC | UNITED STATES
COMPANY'S OPERATIONS
Number of industrial units	2
Suzano Packaging LLC | Pine Bluff
COMPANY'S OPERATIONS
Number of industrial units	2